Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000
Previously Paid Amount	0
Total Fee Amount	17.40
Net Fee	$ 17.40
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A